Debt - Additional Information (Detail) (Secured Debt)	12 Months Ended
	Dec. 31, 2011 CNY	Sep. 26, 2011 USD ($)
Debt Disclosure [Line Items]
Secured credit facility, maximum borrowing capacity		$ 240,000,000
Interest rate of borrowing in addition to LIBOR	3.90%
total upfront fee	91,617,000
Weighted average interest rate	4.22%
Loan facility period	4 years